COMMITMENTS AND CONTINGENCIES (Textual) (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 11, 2018 CNY (¥)	Nov. 11, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating Leases, Rent Expense			¥ 192,296	$ 27,968	¥ 136,662	¥ 121,530
Equity interests	51.00%	51.00%
Cash consideration not yet paid for business acquisitions			¥ 35,455	$ 5,157
Number of acquisition learning center			7	7
Third Party Seller [Member]
Business combination consideration transferred	¥ 44,319	$ 6,446